OTHER COMPREHENSIVE INCOME - (Details) - USD ($)	12 Months Ended
	Sep. 27, 2019	Sep. 28, 2018
Changes In Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance at beginning of period	$ 428,300,000	$ 379,000,000.0
Other comprehensive loss before reclassifications	(10,200,000)
Income tax benefit	2,700,000
Ending balance	448,200,000	428,300,000
Amount reclassified out of accumulated other comprehensive income	0	0
Unrealized Gain (Loss) on Derivative Financial Instruments
Changes In Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance at beginning of period	5,800,000
Other comprehensive loss before reclassifications	(8,300,000)
Income tax benefit	2,100,000
Ending balance	(400,000)	5,800,000
Unrealized Gain on Defined Benefit Obligations
Changes In Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance at beginning of period	0
Other comprehensive loss before reclassifications	(1,900,000)
Income tax benefit	600,000
Ending balance	(1,300,000)	0
Accumulated Other Comprehensive Income
Changes In Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance at beginning of period	5,800,000
Ending balance	$ (1,700,000)	$ 5,800,000